Bank Loans (Details)						1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 06, 2022 USD ($)	Feb. 01, 2019	Jan. 21, 2019 USD ($)	Jan. 08, 2019 USD ($)	Jun. 12, 2017 USD ($)	Jul. 19, 2017 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 TWD ($)	Nov. 17, 2023 USD ($)	Sep. 06, 2023 USD ($)	Sep. 06, 2023 TWD ($)	Feb. 23, 2023 USD ($)	Sep. 06, 2022 TWD ($)	Jun. 16, 2022	Oct. 31, 2021 USD ($)	Sep. 24, 2021 USD ($)	Dec. 03, 2020 USD ($)	Oct. 03, 2020 USD ($)	Apr. 08, 2020 USD ($)	Jul. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 USD ($)	Jun. 28, 2016 TWD ($)
Bank Loans [Line Items]
Credit limit amount					$ 327,000	$ 327,000																	$ 10,000,000	$ 10,000,000
Interest rate of loan																	5.00%
Principal amount									$ 346,565			$ 1,200,000			$ 3,704,167
Interest expenses							$ 1,736	$ 10,209
Principal amount																		$ 650,000			$ 350,000	$ 350,000
Outstanding loan										$ 1,000,000
Interest expenses							684,683	$ 56,663	$ 2,493,340	$ 293,968
Loan Agreement [Member]
Bank Loans [Line Items]
Loan agreement and note amount not exceeding				$ 500,000
Cathay United Bank [Member]
Bank Loans [Line Items]
Credit limit amount							$ 245,250																		$ 234,750	$ 7,500,000
Interest rate of loan							1.31%				1.31%														1.31%	1.31%
Principal amount	$ 234,750															$ 7,500,000
Debt instrument term	1 year
Effective interest rate							2.87%	2.92%	2.87%	2.67%	2.87%
Interest expenses							$ 1,736	$ 1,649
Interest expenses									$ 6,856	$ 5,960
Cathay United Bank [Member] | Loan Agreement [Member]
Bank Loans [Line Items]
Principal amount	$ 245,250
Cathay Bank [Member]
Bank Loans [Line Items]
Principal amount			$ 1,000,000				234,750				$ 7,500,000		$ 245,250	$ 7,500,000
Loan recieved			$ 500,000
Bear interest rate		1.00%	5.00%
Principal amount																				$ 650,000
Outstanding loan							$ 0		$ 0	$ 1,000,000
Effective interest rates							0.00%		0.00%	8.00%
Interest expenses									$ 10,209	$ 46,957
CTBC Bank [Member]
Bank Loans [Line Items]
Credit limit amount					$ 313,000	$ 313,000																	$ 10,000,000	$ 10,000,000
Interest rate of loan						2.50%																	2.50%
Debt instrument term					1 year	1 year
Interest expenses							$ 3,964	$ 3,831
Maturity date					Jan. 19, 2018	Jan. 19, 2018
Interest expenses									$ 15,610	$ 12,220
Loan Agreement [Member]
Bank Loans [Line Items]
Loan agreement and note amount not exceeding				$ 500,000
Maximum [Member] | Cathay Bank [Member]
Bank Loans [Line Items]
Line of credit																			$ 1,000,000
Minimum [Member] | Cathay Bank [Member]
Bank Loans [Line Items]
Line of credit																			$ 650,000